EQUITY - Schedule of Shares Available for Future Repurchases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Shares repurchased (in shares)	122,360
Average purchase price per share (in dollars per share)	$ 6.44
Aggregate purchase price	$ 787,609
Aggregate purchase price	$ 2,030,382	$ 1,242,773
Repurchase of treasury shares (in shares)	249,194
Retirement of treasury shares (in shares)	126,834
Retirement of treasury shares	$ 1,242,773